Equity - Summary of Weighted Average Assumptions Used for Valuation of Share Options Granted (Details) - yr	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Risk-free interest rate	2.20%	1.20%
Expected life of options	4.5	4.5
Annualized volatility	47.40%	75.40%
Forfeiture rate	2.20%	2.20%
Dividend rate	0.00%	0.00%